Related Party Transactions (Details) In Thousands, unless otherwise specified	0 Months Ended			12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 24, 2012 Ms Haiyan Gong CNY	Nov. 11, 2010 Ms Haiyan Gong USD ($)	Nov. 11, 2010 Ms Haiyan Gong CNY	Dec. 31, 2013 Ms Haiyan Gong CNY	Oct. 29, 2013 Mr. JP Gan CNY	Dec. 31, 2013 Mr. JP Gan CNY
Related party transactions
Amount advanced interest free to related party			1,000
Automatic extension period for the interest free borrowings to related party		1 year	1 year
Amount borrowed interest free from related party		150
Automatic extension period for the interest free borrowings from related party		1 year	1 year
Term of agreement	3 years				20 months
General and administrative expense				633
Monthly fee for consultancy services	49
Fee for personalized matchmaking services					120
Revenues recognized						12